Credit Risk - Disclosure of Geographic Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 169,002	£ 167,228
New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	25,245	14,918
London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	44,300	43,200
London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,600	4,100
Midlands and East Anglia | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	23,600	23,300
Midlands and East Anglia | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,600	2,000
North | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	22,000	21,900
North | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,400	1,900
Northern Ireland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,200	2,300
Northern Ireland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	300	100
Scotland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,000	6,000
Scotland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,000	600
South East excluding London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	53,400	53,100
South East excluding London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	7,600	4,600
South West, Wales and other | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	17,500	17,400
South West, Wales and other | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,700	£ 1,600